EQUITY	12 Months Ended
Dec. 31, 2023
EQUITY
EQUITY

17.EQUITY

17.1 SHARE CAPITAL

Authorized Share Capital

Unlimited number of common shares voting and participating, with no par value. All issued ordinary shares are fully paid.

	For the years ended
	December 31, 2023	December 31, 2022
Shares issued at the start of the period	55,873,898	55,118,316
Shares issued from offering	4,850,000	502,082
Options exercised	180,000	253,500
Shares issued at the end of period	60,903,898	55,873,898

From January 21, 2022 to December 31, 2022, the Company issued 502,082 common shares at an average price of $7.94 for gross proceeds of $3,987, commissions of $100, for total net proceeds of $3,887, in connection with the at-the-market equity offering (“ATM offering”) in place at that time. The ATM program has not been reactivated since Q1-2023 with no securities issued in 2023.

On April 17, 2023, the Company concluded an underwritten public offering agreement for 4,850,000 common shares, at a price of US$4.55 per share for gross proceeds of $29.6M (US$22M). The offering was conducted on a bought deal basis and the Company incurred underwriter fees equal to 6% of the gross proceeds.

17.2 LOSS PER SHARE

The calculation of basic and diluted loss per share is based on the loss attributable to ordinary shareholders and weighted average number of shares outstanding, including shares to be issued for payment of interest on the convertible notes.

The calculation of diluted loss per share takes into account the effects of all dilutive potential ordinary shares.

	For the years ended
	December 31, 2023[ii]	December 31, 2022
Loss attributable to the ordinary equity holders of the Company	55,983	47,714
Gain on change in fair value of embedded derivatives[i], net of interest expense associated with debt host	—	(3,850)
Loss attributable to the ordinary equity holders of the Company used in calculation of the diluted loss per share	55,983	51,564

Basic weighted average number of shares outstanding	60,089,151	55,600,636
Dilutive effect of 2022 Convertibles Notes	—	1,452,055
Dilutive weighted average number of shares outstanding	60,089,151	57,052,691

Basic loss per share	0.93	0.86
Diluted loss per share	0.93	0.90

[i] Excludes the portion of the change in fair value of the embedded derivative attributable to the underlying warrants.

[ii] There was no dilutive impact on 2023, therefore, no adjustment made.

The other potentially dilutive instruments, namely the options, the underlying warrants of the Convertible Notes are anti-dilutive for all years presented.

17.3 SHARE-BASED PAYMENTS

The Board of Directors determines the price per common share and the number of common shares which may be allocated to each director, officer, employee and consultant and all other terms and conditions of the option, subject to the rules of the TSXV. The plan has a policy that caps the maximum of total options that can be granted to 10% of the total outstanding shares of the Company.

All share-based payments will be settled in equity. The Company has no legal or contractual obligation to repurchase or settle the options in cash.

The Company’s share options are as follows for the years ended December 31, 2023 and 2022:

		December 31, 2023		December 31, 2022
		Weighted average		Weighted average
		exercise price		exercise price
	Number	$	Number	$
Opening balance	3,911,804	7.42	2,352,249	7.07
Granted	2,088,548	5.51	2,219,304	8.13
Exercised	(180,000)	3.20	(253,500)	2.90
Expired	(337,000)	6.52	(385,000)	12.21
Forfeited	(87,000)	5.39	(21,249)	9.47
Cancelled	(487,804)	8.20	—	—
Ending balance	4,908,548	6.79	3,911,804	7.42
Options that can be exercised	2,824,000	7.64	2,872,500	7.22

The weighted average share price at the time of exercise for 2023 is $4.52 ($7.91 in 2022).

On February 17, 2023, the TSXV approved the cancellation of 487,804 options (initial options) previously issued to consultants and which were replaced with the grant of 453,048 new options (replacement options). The options have been issued as a consideration to secure project financing for the Matawinie Mine and the Battery Material Plant projects. The initial options had an exercise price of $8.20 and vested on the closing of the project financing subject to expiry on March 28, 2023. The replacement options have an exercise price of $8.20, vest on the closing of the project financing (no later than March 28, 2025) and will expire two years following the vesting of those options (no later than March 28, 2027). The incremental fair value of this modification is $1,036, which was measured using the Black-Sholes option pricing model based on the assumptions below and is being recognized as an expense over the period from the modification date to the end of the extended vesting period.

●Stock price: $8.20

●Expected volatility: 93%

●Risk-free rate: 3.79%

●Expected dividend: nil

The expense representing the fair value of the initial options granted will continue to be recognized as if the terms had not been modified.

The details of the share options granted by the Company are as follows for the years ended December 31, 2023 and 2022:

	For the years ended
	December 31, 2023	December 31, 2022
Directors	212,500	247,500
Officers	600,000	525,000
Employees	800,000	682,000
Consultants	476,048	764,804
Total granted share options	2,088,548	2,219,304

Apart from the replacement options described above, the vesting period for the options granted during 2023 are done in two annual tranches. Each option entitles the holder to subscribe to one common share of the Company, at an average price of $5.51 ($8.13 for 2022) per common share, for a period of 4.49 years (4.11 years in 2022). Total expenses arising from share-based transactions recognized during the year amount to $3,569 ($9,628 in 2022) out of which $507 ($922 in 2022) have been capitalized in property, plant and equipment.

The weighted average fair value of the share options granted were estimated using the Black-Scholes option pricing model based on the following average assumptions:

	2023	2022
Share price at date of grant	$5.51	$8.13
Expected life	4.49 years	4.11 years
Risk-free interest rate	3.11%	2.33%
Expected volatility	74.03%	81.49%
Expected dividend	Nil	Nil
Fair value per option	$3.22	$4.79

The expected annualized volatility was based on historical data for the Company. The fair value of the share options is amortized over the vesting period, considering expected forfeitures. The strike price of share options issued are exercisable at the share’s closing price on the last trading day prior to the grant.

			As at December 31, 2023
			Weighted average
			exercise price
Expiration date	Total number	Total exercisable	$
2024	397,500	397,500	4.65
2025	737,500	737,500	3.21
2026	913,048	460,000	12.27
2027	1,289,000	1,229,000	8.08
2028	1,571,500	—	4.76
Ending balance	4,908,548	2,824,000	6.79